Related Party Transactions (Holmdel Pharmaceuticals, LP)	12 Months Ended
Dec. 31, 2013
Related Party Transactions Disclosure [Text Block]

Note 12. Related Party Transactions

 The Company provides investment advisory services to an affiliate of a stockholder. During the years ended December 31, 2013 and 2012, the Company recognized approximately $120,000 and $3,000, respectively in revenue. Accounts received from the affiliate were approximately $75,000 and $3,000 as of December 31, 2013 and 2012.

As disclosed in Note 7, on September 6, 2013, the Company entered into a credit facility with an affiliate of a stockholder. As of December 31, 2013, the Company had $5,000,000 outstanding under the credit facility.

Holmdel Pharmaceuticals, LP
Related Party Transactions Disclosure [Text Block]

Note 6. Related Party Transactions

The Partnership has agreements in place with Mist based on the December 20, 2012 Sublicense and Distribution Agreement and with Akrimax as a result of the co-promotion and distribution agreement between Mist and Akrimax, which assigned and delegated to Akrimax all of the rights and duties that were assigned or delegated to Mist under the Aptalis Agreement

Pursuant to the Mist Agreement, Holmdel is entitled to a quarterly payment from Mist of the royalties earned, net of the fees for cost of products, the Aptalis royalty (under the Aptalis Agreement) and administrative fees Accordingly, Holmdel records the net amount from Mist as net revenues. As of December 31, 2013 net revenues included:

InnoPrann XL royalty based on a percentage of net sales as defined under the Mist Agreement	$8,971,162

Primlev royalty as defined under the Mist Agreement	860,203

Royalties based on a percentage of net sales as defined under the Mist Agreement	9,831,365

Cost of product	(632,998)

Administrative fee, including insurance premium	(240,000)

Aptalis royalty	(962,183)

Net revenue	$7,996,184

Royalties receivable - related party on the accompanying balance sheet of $2,473,063 represents amounts due to Holmdel from Mist for fourth quarter 2012 activity, which was paid in 2014. Payments of net revenues are made from Mist directly to the partners as distributions.

Included in 2012 acquisition expenses is approximately $740,000 paid to Akrimax as a finder’s fee